SCHEDULE OF ACCRUALS AND OTHER PAYABLES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued professional fee	$ 86,251	$ 671,314	$ 670,113
Other accrued expenses	2,281	17,749	23,121
Total	$ 88,532	$ 689,063	$ 693,234